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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

.

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:    (800) 338-3383    .

Date of fiscal year end:    June 30    .

Date of reporting period:      7/1/16 to 12/31/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2016 IS ATTACHED BELOW.

TABLE OF CONTENTS

Message from the Investment Manager	1

Financial Highlights	3

Statement of Assets And Liabilities	6

Statement of Net Assets	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Notes to Financial Statements	10

PFM Funds Board of Trustees and Officers	15

Information About Fund Expenses	17

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) files its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2016 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the six-month period ended December 31, 2016. In this update, we provide an analysis of the previous year’s major economic and market events, a description of how we responded to these events, and our outlook for the year ahead.

Economic Update

Following a sluggish first half of 2016, the U.S. economy experienced a turnaround, gaining unexpected momentum in the third and fourth quarters. The second half of the year was marked by improving economic conditions and a surprising post-election domestic equity rally that was fueled by market optimism for 2017. These positive signs prompted the Federal Reserve (the “Fed”) to raise rates on December 14, following an unusually long 12-month period since its previous rate hike in December 2015.

In a significant indication of economic improvement, U.S. gross domestic product (“GDP”) grew at at the fastest rate in two years during the third quarter. After hovering around 5% for most of 2016, the unemployment rate fell to 4.6% in November — a new post-recession low.

When the Fed raised the target range for the federal funds rate by 0.25% near year’s end, it established a new target range of 0.50% to 0.75%. Federal Open Market Committee members noted further progress made toward their dual mandates of price stability and full employment as catalysts for the increase. The Fed predicted modest improvements in GDP and unemployment for the year ahead, and indicated the possibility of three 0.25% hikes in 2017, followed by another three in 2018, to bring the short-term rate to around 2%.

Although market-based interest rates remained low for most of 2016, the yield curve steepened following the U.S. presidential election as long-term rates rose due to higher inflation expectations and growth optimism. In addition, domestic equity markets responded favorably to the unexpected election outcome. The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite hit record highs in a post-election rally due to President Donald Trump’s promises to reduce government regulations, cut corporate tax rates, and boost infrastructure spending. However, 2017 has ushered in an unusually high level of uncertainty as it is still unknown which policies the Trump administration will pursue and the ultimate form those policies will take.

Prior to the United States’ economic turnaround in the second half of 2016, much of the year was characterized by slow growth. Although the Fed had indicated in December 2015 that it would raise rates as many as four times in 2016, it took no action for most of the year due to mixed economic data, rising levels of global risk and uncertainty leading up to Britain’s “Brexit” vote to leave the European Union (the “EU”), as well as the U.S. presidential election.

The global economy did not experience the same third-quarter turnaround as the U.S. economy. Developed markets strengthened modestly while emerging markets were pressured. Uncertainty remained high due to concerns of a slowdown in the Chinese economy, uneasiness over the future direction of Europe, and a decline in many commodity prices. Misgivings about global growth prompted central banks to keep interest rates at or near historically low rates. In some cases they continued negative interest rate policies in an attempt to spur growth. Central banks in Europe and Japan have expressed their willingness to further ease monetary policy if needed. The June 23 Brexit vote shocked markets, but the market impact faded quickly as investors came to terms with the fact that it would take at least two years for Britain to negotiate the details of its exit from the EU. Remaining concern over the impact on trade between Britain and the EU’s member countries has depressed the British currency and led the Bank of England to lower rates. In addition to Brexit, the EU faces uncertainty in 2017 due to elections in the trade bloc’s largest economies, Germany and France.

Money Market Reform

Markets have also been impacted by new regulations of the Securities and Exchange Commission (the “SEC”) governing prime money market funds, which took effect October 14. The rules implementing variable net asset value for shares, redemption gates, and liquidity fees for prime institutional funds have driven many investors out of prime funds and into government funds, which generally have lower yields but are exempt from these restrictions. This shift had the effect of depressing demand for commercial paper and negotiable certificates of deposit, increasing the demand for short-term government securities and widening the interest rate spreads between these sectors.

In anticipation of the SEC’s rule changes, the Board of Trustees of PFM Funds (the “Board”) voted to convert the Trust’s Prime Series into a government money market fund effective on October 3, 2016 (the “Conversion”). In conjunction with this change, the Prime Series was renamed Government Select Series. The Conversion went well and was completed on schedule.

PFM Funds Semi-Annual Report | December 31, 2016 1

However, the Conversion resulted in PFM Funds having two government money market funds with virtually identical investment policies. To allow for more efficient management of the portfolios, the Board voted to close the original government money market fund – Government Series – effective on December 29, 2016, and offered investors in Government Series the opportunity to invest in the newly renamed Government Select Series. The transition was smooth and, as of December 31, 2016, the Trust operated just Government Select Series.

PFM Asset Management LLC’s Portfolio Strategy

At PFM Asset Management LLC, we utilized active management throughout the 12-month period in the liquid pool portfolios we manage to take advantage of opportunities that markets presented. For much of 2016, we maintained the liquid portfolio’s weighted average maturity toward the maximum permitted by the fund’s investment policy to take advantage of higher yields offered by securities with somewhat longer maturities, especially those offered by high quality commercial paper and negotiable certificates of deposit (“CDs”). However, in the weeks before the Fed’s December 14 rate hike, we shortened maturities to position the portfolio for higher rates. Due to prospects of further Fed tightening in 2017, we started the new year with a defensive posture by maintaining a shorter weighted average maturity to position the portfolio for further rate increases.

As we observed in 2016, outlooks and markets change. We will be on alert for indicators that the pace of rate hikes could accelerate due to quickening economic activity or rising inflation — or diminish due to rising risk as in 2016. We are ready to adjust our portfolio strategy in either case.

As always, our primary objectives are to protect the value of each portfolio’s shares and to provide liquidity for investors. We will work hard to achieve these goals, and to increase investment yield after eight years of near-zero interest rates.

We look forward to continuing to meet the short-term investment needs of PFM Funds shareholders in the coming year.

Respectfully,

PFM Asset Management LLC

February 2, 2017

2  PFM Funds Semi-Annual Report | December 31, 2016

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series - SNAP Fund Class

For a share outstanding throughout each period(1)

	Six Months Ended
	December 31,		Year Ended June 30,
	2016		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002		0.004	0.001	0.002	0.002	0.003
Total From Operations	0.002		0.004	0.001	0.002	0.002	0.003
Less: Distributions
Net Investment Income	(0.002)		(0.004)	(0.001)	(0.002)	(0.002)	(0.003)
Total Distributions	(0.002)		(0.004)	(0.001)	(0.002)	(0.002)	(0.003)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.19	%(2)	0.37%	0.14%	0.15%	0.25%	0.26%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$118,681		$2,967,346	$3,517,012	$3,526,173	$3,922,670	$4,261,742
Ratio of Expenses to Average Net Assets	0.09	%(3)	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.20	%(3)	0.20%	0.20%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.37	%(3)	0.36%	0.14%	0.15%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.26	%(3)	0.24%	0.02%	0.14%	0.24%	0.24%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment strategy of Government Select Series.

(2)	Not annualized.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2016   3

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series - Institutional Class

For a share outstanding throughout each period(1)

	Six Months Ended
	December 31,		Year Ended June 30,
	2016		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001		0.003	0.001	0.001	0.002	0.002
Total From Operations	0.001		0.003	0.001	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)		(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Total Distributions	(0.001)		(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.15	%(2)	0.30%	0.07%	0.08%	0.17%	0.18%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$819,483		$1,555,873	$1,815,312	$2,052,845	$2,110,672	$1,947,637
Ratio of Expenses to Average Net Assets	0.17	%(3)	0.16%	0.15%	0.16%	0.16%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.19	%(3)	0.18%	0.18%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.33	%(3)	0.28%	0.07%	0.07%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.31	%(3)	0.26%	0.04%	0.07%	0.17%	0.17%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment strategy of Government Select Series.

(2)	Not annualized.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

4   PFM Funds Semi-Annual Report | December 31, 2016

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series - Colorado Investors Class

For a share outstanding throughout each period(1)

	Six Months Ended						July 14, 2011(2)
	December 31,		Year Ended June 30,				through
	2016		2016	2015	2014	2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002		0.003	0.001	0.001	0.002	0.002
Total From Operations	0.002		0.003	0.001	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.002)		(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Total Distributions	(0.002)		(0.003)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.17	%(3)	0.33%	0.10%	0.11%	0.21%	0.22	%(2)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$199,853		$376,919	$453,198	$758,692	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.12	%(4)	0.13%	0.13%	0.12%	0.12%	0.12	%(3)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.17	%(4)	0.17%	0.17%	0.15%	0.16%	0.17	%(3)
Ratio of Net Investment Income to Average Net Assets	0.35	%(4)	0.31%	0.10%	0.10%	0.19%	0.25	%(3)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.30	%(4)	0.27%	0.06%	0.07%	0.15%	0.20	%(3)

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the current investment strategy of Government Select Series.

(2)	The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.

(3)	Not annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2016   5

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

Government Select Series

December 31, 2016

Assets
Investments at Value (See Note B)	$697,275,403
Receivable for Matured Securities (See Note E)	434,000,000
Interest Receivable	6,449,305
Cash	940,210
Total Assets	1,138,664,918
Liabilities
Subscriptions Received in Advance	254,094
Redemptions Payable	153,293
Investment Advisory Fees Payable	93,399
Administration Fees Payable	32,178
Transfer Agent Fees Payable	59,561
Other Expenses Payable	55,616
Total Liabilities(1)	648,141
Net Assets	$1,138,016,777
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 118,680,544 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	$118,680,544
Institutional Class Shares (applicable to 819,482,768 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)	$819,482,768
Colorado Investors Class Shares (applicable to 199,853,465 outstanding shares of beneficial interest (unlimited shares authorized; no par value; equivalent to $1.00 per share)	$199,853,465

(1) There were no fees payable to the Trust’s Independent Trustees at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

6   PFM Funds Semi-Annual Report | December 31, 2016

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2016

	Maturity	Face
Rate(1)	Date(2)	Amount	Value(3)
U.S. Government & Agency Obligations (45.0%)
Federal Home Loan Bank Discount Notes
0.52%	2/17/17	$30,000,000	$29,979,633
0.53%	2/22/17	40,000,000	39,969,378
Federal Home Loan Bank Notes
0.52%	1/25/17	50,000,000	49,998,413
0.63%	4/28/17	50,000,000	49,983,474
0.78%(3)	4/28/17	100,000,000	100,000,000
U.S. Treasury Bills
0.52%	3/16/17	50,000,000	49,946,556
0.61%	6/8/17	25,000,000	24,932,795
U.S. Treasury Notes
0.49%	2/28/17	80,000,000	80,049,334
0.65%	6/30/17	72,000,000	72,036,760
0.81%	10/2/17	15,000,000	14,979,060
Total U.S. Government & Agency Obligations			511,875,403
Repurchase Agreements (16.3%)
Credit Agricole
0.52%	1/3/17	17,600,000	17,600,000
(Dated 12/30/16, repurchase price $17,601,017, collateralized by: U.S. Treasury securities, 2.375%, maturing 8/15/24, market value $17,953,067)
Federal Reserve Bank of New York
0.50%	1/3/17	75,000,000	75,000,000
(Dated 12/30/16, repurchase price $75,004,167, collateralized by: U.S. Treasury securities, 3.875%, maturing 5/15/40, market value $75,004,182)
Goldman Sachs
0.45%	1/3/17	17,800,000	17,800,000
(Dated 12/30/16, repurchase price $17,800,890, collateralized by: Fannie Mae securities, 3.00%-4.00%, maturing 3/1/36-11/1/46, market value $7,283,178; and Freddie Mac securities, 2.50%-4.50%, maturing 2/1/26-11/1/46, market value $10,873,730)
0.56%	1/18/17	75,000,000	75,000,000
(Dated 12/19/16, repurchase price $75,035,000, collateralized by: Fannie Mae securities, 2.00%-6.50%, maturing 8/1/17-12/1/46, market value $61,083,648; and Freddie Mac securities, 2.50%-6.00%, maturing 5/1/28-1/1/46, market value $15,434,202)
Total Repurchase Agreements			185,400,000
Total Investments (61.3%)			697,275,403
Other Assets in Excess of Other Liabilities (38.7%)			440,741,374
Net Assets (100.0%)			$1,138,016,777

(1)	Yield-to-Maturity at original cost unless otherwise noted.

(2)	Actual maturity dates.

(3)	Floating Rate Note. Rate shown is that which was in effect at December 31, 2016.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2016   7

STATEMENT OPERATIONS (UNAUDITED)

Government Select Series

Six Months Ended December 31, 2016

Investment Income
Interest Income	$9,638,081
Expenses
Investment Advisory Fees	1,381,286
Administrative Fees	410,263
Transfer Agent Fees:
SNAP Fund Class Shares	1,313,308
Institutional Class Shares	472,624
Colorado Investors Class Shares	103,059
Custody Fees	32,308
Cash Management Fees:
SNAP Fund Class Shares	6,323
Institutional Class Shares	26,610
Colorado Investors Class Shares	504
Audit Fees	18,380
Legal Fees	150,953
Trustee Fees and Expenses	29,679
Insurance Premiums	38,999
Registration Fees	16,838
Other Expenses	38,430
Total Expenses	4,039,564
Less Investment Advisory Fee Waivers	(274,760)
Less Transfer Agent Fee Waivers:
SNAP Fund Class Shares	(1,313,308)
Colorado Investors Class Shares	(52,616)
Less Expenses Paid Indirectly	(48,102)
Net Expenses	2,350,778
Net Investment Income	7,287,303
Net Realized Gain on Sale of Investments	11,277
Net Increase in Net Assets Resulting from Operations	$7,298,580

The accompanying notes are an integral part of these financial statements.

8   PFM Funds Semi-Annual Report | December 31, 2016

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

Government Select Series

	Six Months Ended	Year Ended
	December 31,	June 30,
	2016	2016
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$7,287,303	$18,059,946
Net Realized Gain on Sale of Investments	11,277	389,214
Net Increase in Net Assets	7,298,580	18,449,160
Distributions
Net Investment Income, Inclusive of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(4,860,487)	(11,600,136)
Institutional Class Shares	(1,918,592)	(5,611,973)
Colorado Investors Class Shares	(519,501)	(1,237,051)
Total Distributions	(7,298,580)	(18,449,160)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	1,565,893,121	2,637,145,164
Institutional Class Shares	9,229,842,435	42,632,670,299
Colorado Investors Class Shares	253,797,439	1,257,727,799
Redeemed:
SNAP Fund Class Shares	(4,419,418,893)	(3,198,411,319)
Institutional Class Shares	(9,968,151,651)	(42,897,720,859)
Colorado Investors Class Shares	(431,382,664)	(1,335,244,190)
Distributions Reinvested:
SNAP Fund Class Shares	4,860,487	11,600,136
Institutional Class Shares	1,918,592	5,611,973
Colorado Investors Class Shares	519,501	1,237,051
Net Decrease from Capital Share Transactions	(3,762,121,633)	(885,383,946)
Total Decrease in Net Assets	(3,762,121,633)	(885,383,946)
Net Assets
Beginning of Period	4,900,138,410	5,785,522,356
End of Period	$1,138,016,777	$4,900,138,410

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2016   9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is currently comprised of one investment portfolio, interests in which are represented by a separate series of shares of the Trust: Government Select Series (previously known as Prime Series). The Trust previously had a second investment portfolio, Government Series, which was terminated effective December 29, 2016, by action of the Trust’s Board of Trustees (the “Board”).

Government Select Series (the “Fund”) is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities)(“U.S. Government Securities); repurchase agreements for U.S. Government Securities that are collateralized fully; and shares of money market funds that invest exclusively in types of obligations in which the Fund is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, the Fund was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. At December 31, 2016, the Fund offered SNAP® Fund Class shares (“SNAP Fund Class”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). On February 13, 2017, the Board approved the termination of the SNAP Fund Class, effective March 1, 2017. The Trust will make a cash distribution to each holder of SNAP Fund Class shares as of such date in an amount equal to the aggregate net asset value of SNAP Fund Class shares then held by such shareholder, and upon the making of such distributions, all shares of the SNAP Fund Class then outstanding will be canceled.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Fund’s policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the Fund on the last day of each month. Income, common expenses and realized gains and losses of the Fund are allocated to the classes of Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of the Fund, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate. Prior to termination of Government Series, expenses specific to a series of the Trust were allocated to the specific series to which they related and common expenses of the Trust, such as legal, board and insurance fees, were allocated to the series of the Trust based on the relative net assets of each series when incurred.

4.	The Fund invests in repurchase agreements secured by U.S. Government Securities. Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until maturity of the repurchase agreement. The Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement

10   PFM Funds Semi-Annual Report | December 31, 2016

are inteneded to assure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for the Fund are included within the Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by the Fund at December 31, 2016 is $185,400,000 and they are collateralized by $187,632,007 of non-cash collateral.

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2016, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

7.	The Fund has evaluated subsequent events prior to the issuance of these financial statements. With the exception of the termination of the Fund’s SNAP® Fund Class effective March 1, 2017 noted previously, no other events have taken place that would require adjustment to or additional disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in shares of money market funds is based on the published net asset values per share of those funds. Money market obligations are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair values of money market securities held by the Fund, but since the values are not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2. There were no transfers between levels during the six months ended December 31, 2016.

D. FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Fund.

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC (“PFM I”). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction resulted in a change in control of PFM and thus resulted in the automatic termination of the previous investment advisory agreement of the Fund (the “Previous Advisory Agreement”) in accordance with their terms. In order for PFM to continue to provide investment advisory services to the Fund after the Transaction, a new investment advisory agreement (the “New Advisory Agreement”), having the advisory fees described below, was unanimously approved by the Board, including the separate vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). Except for the fees payable under and the date of effectiveness of the New Advisory Agreement, the New Advisory Agreement is the same in all material respects as the Previous Advisory Agreement. The New Advisory Agreement was approved by shareholders of the Fund, at a special meeting of shareholders held on June 23, 2014 and became effective on July 1, 2014 following consummation of the Transaction.

PFM Funds Semi-Annual Report | December 31, 2016   11

The investment advisory fees payable by the Fund under the New Advisory Agreement is calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

PFM provides administration and transfer agency services to the Fund pursuant to an Administration Agreement and a Transfer Agent Agreement with the Trust. Amendments to these agreements were approved by the Board, including the separate vote of a majority of the Independent Trustees, on May 9, 2014 and became effective on July 1, 2014. Effective as of such date, fees for administrative services provided by PFM to the Fund are calculated at the annual rate of 0.02% of the average daily net assets of the Fund, and fees for transfer agency services provided by PFM to the Fund are calculated at the following annual rates of the average daily net assets of the applicable share class of the Fund:

Class	Applicable Rate
SNAP Fund Class	0.10%
Institutional Class	0.08%
Colorado Investors Class	0.07%

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of the Fund (the “Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by the Fund, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of the Fund for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, the Fund will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of the Fund making the payment was in excess of 1.00% per annum for the calendar month preceding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of the Fund to PFM under its agreements with the Trust, as in effect on the effective date of the Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate. PFM has also entered into an agreement between with the Treasury Board of the Commonwealth of Virginia (“SNAP Agreement”) which limits aggregate investment advisory, administration and transfer agency fees payable to PFM by the SNAP Fund Class to an effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the next $2 billion of average daily net assets of the SNAP Fund Class and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis. Any fees waived prior to November 1, 2013 or waived pursuant to PFM’s agreement relating to the SNAP Agreement are not subject to future payment by the Fund to PFM pursuant to the Fee Reduction Agreement.

In conjunction with the Transaction, the Previous Advisory Agreement which the Fee Reduction Agreement related to was terminated. In order to maintain in effect the fee reduction arrangements under the Fee Reduction Agreement, PFM and the Trust entered into a Fee Deferral Agreement on behalf of the Fund (the “Fee Deferral Agreement”). The Fee Deferral Agreement is the same in all material respects as the Fee Reduction Agreement. At such time, PFM and the Trust also entered into a fee waiver agreement relating to the Fund that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class of the Fund will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement, including fees waived pursuant to the SNAP Agreement, are not recoverable by PFM under the Fee Deferral Agreement.

The Fee Deferral Agreement expired June 30, 2016; however the SNAP Agreement limitations remained through December 31, 2016. Pursuant to the SNAP Agreement, PFM waived $274,760 of investment advisory fees payable by the Fund and $1,313,308 of transfer agent fees payable by the SNAP Fund Class for the six months ended December 31, 2016. These fee waivers are not recoverable by PFM.

The chart that follows depicts fees relating to the Fund waived by PFM which are subject to the Fee Reduction Agreement since inception of that agreement. The chart also shows the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Fee Reduction Agreement and the Fee Deferral Agreement both during the six months ended December 31, 2016 and cumulatively, as well as the amounts which remain recoverable as of December 31, 2016 and the fiscal year in which recoverable unreimbursed amounts expire.

12   PFM Funds Semi-Annual Report | December 31, 2016

	Institutional Class	Colorado Investors Class
	Transfer Agent Fees	Transfer Agent Fees
Waived fees:
Prior periods	$211,172	$308,567
Current period	–	52,616
Total waived fees	211,172	361,183
Amounts reimbursed	–	–
Amounts unrecoverable:
Prior periods	–	–
Current period	–	(29,019)
Remaining recoverable	$211,172	$332,164
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2017	$47,931	$93,179
June 30, 2018	163,241	104,390
June 30, 2019	–	81,979
June 30, 2020	–	52,616
	$211,172	$332,164

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Institutional Shares of the Fund to bear certain expenses relating to the distribution of its shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Institutional Shares, in an amount not to exceed 0.25% of the Institutional Share’s average daily net asset value in any year. Payments may be made under the Distribution Plan only as determined from time to time by the Board. For the six month period ended December 31, 2016, there were no expenses paid by the Institutional Shares pursuant to the Distribution Plan.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the six months ended December 31, 2016, cash management fees payable by the Fund were reduced by $48,102 as a result of earnings credits from cash balances maintained with the Fund’s depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of their investment portfolios as of December 31, 2016 have been provided for the information of shareholders.

Credit Risk

The Fund’s investment policies are outlined in its Prospectuses and are further described in its Statements of Additional Information. The Fund may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Fund’s investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of December 31, 2016, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	10.0%
A-1+	42.0%
Exempt*	48.0%

* Represents investments in U.S. Treasury securities, or repurchase agreements collateralized by U.S.

Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

PFM Funds Semi-Annual Report | December 31, 2016   13

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at December 31, 2016.

Concentration of Credit Risk

The Fund may not purchase any security if, as a result of such purchase, 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not purchase the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by U.S Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). The Fund can also enter into a repurchase agreement. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if, as a result, more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not purchase an illiquid investment (including a repurchase agreement maturing or subject to put in more than seven days) if, as a result of such purchase, more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are: (i) those which are restricted (i.e., those which cannot be freely sold for legal reasons); (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

The Fund’s investments at December 31, 2016 included the following issuers which individually represented greater than 5% of the Fund’s total net assets:

Issuer	%
Federal Home Loan Banks	23.7%
Federal Reserve Bank of New York*	6.6%
Goldman Sachs*	8.2%
U.S. Treasury	21.3%

* These issuers are counterparties to repurchase agreements entered into by the Fund.

These repurchase agreements are fully collateralized by U.S. Government Securities.

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (2) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less.

The dollar-weighted average maturity of the investment portfolio of the Fund at December 31, 2016 was 40 days. The value and weighted average maturity of the types of investments held by the Fund at December 31, 2016 are as follows:

		Weighted Average
Type of Investments	Value	Maturity
Cash and Cash Equivalents	$940,210	1	Day
U.S. Government Agency Discount Notes	69,949,011	51	Days
U.S. Government Agency Notes	199,981,887	50	Days
U.S. Treasury Bills	74,879,351	103	Days
U.S. Treasury Notes*	601,065,154	39	Days
Repurchase Agreements	180,400,000	5	Days
	$1,132,215,613

* Includes $434 million of U.S. Treasury notes which matured on 12/31/16, a non-business day.

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

14   PFM Funds Semi-Annual Report | December 31, 2016

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Fund’s Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

INDEPENDENT TRUSTEES

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee)

Robert R. Sedivy Trustee (1996), Chairman of Board (2008) Birthyear: 1946 Other directorships: Wakefield School	Retired. Vice President-Finance and Treasurer, The Collegiate School, Richmond, Virginia, 1988 to 2008; (2)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan Trustee (2008), Chairman of the Governance Committee (2009) Birthyear: 1949 Other directorships: None	Retired. State Superintendent of Education, State of Michigan, 2005 to 2016; (2)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995-2012) Birthyear: 1946 Other directorships: None	Retired. Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (2)

PFM Funds Semi-Annual Report | December 31, 2016   15

OFFICERS AND AFFILIATED TRUSTEES

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee)

Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary, PFM Fund Distributors, Inc., 2001 to present; (2)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; (2)

Through September 30, 2016, each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) received from the Trust an annual retainer of $8,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board received an additional $1,500 retainer. Effective October 1, 2016, the annual retainer each Independent Trustee receives decreased from $8,000 to $4,000 and the annual retainer paid to the chairman of each committee decreased from $1,500 to $1,000. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor.

The Trust has previously established an Advisory Board; however at December 31, 2016 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2016.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met once during the six months ended December 31, 2016.

The mailing address of each Trustee and Officer is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees and Officers, and are available, without charge, upon request by calling (800) 338-3383.

16   PFM Funds Semi-Annual Report | December 31, 2016

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge their shareholders transaction-based fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2016. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund
for the Six Months Ended December 31, 2016

Based on Actual Fund Expenses	Beginning	Ending	Expenses Paid per
and Returns	Account Value	Account Value	$1,000 During Period(1)
SNAP Fund Class Shares	$1,000.00	$1,001.87	$0.45
Institutional Class Shares	$1,000.00	$1,001.46	$0.86
Colorado Investors Class Shares	$1,000.00	$1,001.72	$0.61

Based on Actual Fund Expenses and a
Hypothetical 5% Return
SNAP Fund Class Shares	$1,000.00	$1,024.75	$0.46
Institutional Class Shares	$1,000.00	$1,024.35	$0.87
Colorado Investors Class Shares	$1,000.00	$1,024.60	$0.61

(1)	Expenses are equal to the annualized expense ratios of 0.09%, 0.17% and 0.12% for the SNAP Class Shares, Institutional Class Shares and Colorado Investors Class Shares, respectively, multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge their shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Semi-Annual Report | December 31, 2016   17

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101 1-800-338-3383

Investment Adviser, Administrator &

Transfer Agent

PFM Asset Management LLC

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101

Distributor

PFM Fund Distributors, Inc.

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101

Custodian

Wells Fargo Bank, N.A.

608 2nd Avenue South

Minneapolis, Minnesota 55479

Depository Bank

U.S. Bank, N.A.

60 Livingston Avenue

St. Paul, Minnesota 55107

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Commerce Square, Suite 700

2005 Market Street

Philadelphia, Pennsylvania 19103

Legal Counsel

Schulte Roth & Zabel LLP

919 Third Avenue

New York, NY 10022

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2016.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2016.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2016.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2016.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President

Date	3/7/2017

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer

Date	3/7/2017

* Print the name and title of each signing officer under his or her signature.